Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary Of Maturity Analysis Of Operating Lease Payments Receivable
The maturity analysis of payments receivable by the Group in its capacity as sublessor is disclosed below:

	December 31, 2019	December 31, 2018
Within one year	552	—
After one year but not more than five years	—	—
More than five years	—	—

	552	—